Note 3 - Inventories (Details) (Fair Value Adjustment to Inventory [Member], MacDermid [Member], USD $)	9 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2013 Successor 2013 Period [Member]	Dec. 31, 2013 Finish Goods [Member]	Dec. 31, 2013 Finish Goods [Member]	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Note 3 - Inventories (Details) [Line Items]
Assets, Fair Value Adjustment	$ 23,912,000	$ 11,956,000	$ 11,956,000	$ 35,868,000	$ 23,992,000	$ 35,868